UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number : 811-02273

Name of Registrant:

Transamerica Income Shares, Inc.

Address of Principal Executive Offices:

570 Carillon Parkway

St. Petersburg, Florida 33716

Name and address of agent of service:

Tane T. Tyler

4600 Syracuse St., Suite 1100

Denver, Colorado 80237

Registrant’s telephone number including area code: (720) 493-4256

Date of reporting period: 07/01/2013 - 06/30/2014

Registrant Name : Transamerica Income Shares, Inc.

Fund Name : Transamerica Income Shares, Inc.

The fund did not vote proxies relating to portfolio securities during the period covered by this report.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TRANSAMERICA INCOME SHARES, INC.
(Registrant)

By:	/s/ Marijn P. Smit
Marijn P. Smit
President and Chief Executive Officer

Date:	August 22, 2014